MINIMUM CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
MINIMUM CAPITAL REQUIREMENTS
Schedule of minimum capital requirement in accordance with the rules of Agrentine Cental Bank

	Year ended December 31,(2)
	2021	2020	2019

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	12,957,481	9,047,140	7,164,842
Allocated to Bank premises and equipment, intangible assets and equity investment assets	2,035,689	1,350,035	826,133
Market risk	965,159	551,765	251,739
Interest rate risk	—	—	—
Public sector and securities in investment account,	34,489	27,651	11,472
Operational risk	4,805,957	3,233,793	2,349,952
Required minimum capital under Central Bank rules	20,798,775	14,210,384	10,604,138
Basic net worth	42,938,440	30,242,263	16,991,091
Complementary net worth	1,564,272	1,090,865	1,033,734
Deductions	(11,770,286)	(7,028,227)	(2,999,716)
Total capital under Central Bank rules	32,732,426	24,304,901	15,025,109
Excess capital	11,933,651	10,094,517	4,420,971
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets(1)	18.40%	19.29%	11.60%
Average shareholders’ equity as a percentage of average total assets	12.54%	11.16%	10.40%
Total liabilities as a multiple of total shareholders’ equity	7.5x	7.5x	7.1x
Cash as a percentage of total deposits	11.06%	20.31%	28.20%
Tier 1 Capital / Risk weighted assets	12.25%	13.35%	10.80%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Nominal values without inflation adjustment,